SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Financial Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of supplementary financial statement information [Abstract]
Interest and exchange differences	$ 824	$ 469	$ 457
Gain on foreign currency hedging	345	11
Financial income	$ 1,169	$ 480	$ 457